Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Operating Assets and Liabilities [Abstract]
Operating Assets and Liabilities	Section 3 - Operating Assets
and Liabilities
This section covers the operating assets and related liabilities that form the basis for Genmab’s activities. Deferred tax assets and liabilities are included in Note 2.4. Assets related to Genmab’s financing activities are shown in section 4.
3.1 - Other Intangible Assets and Goodwill
The increase in the gross carrying value of other intangible assets during 2025 was primarily due to the addition of intangible assets from the acquisition of Merus, including $6,927 million of in-process research and development (IPR&D) related to petosemtamab (Peto), $369 million related to the acquired Merus technology platform and $82 million related to other licenses and patents.
As a not-yet-in-use IPR&D asset, Peto, is not currently being amortized. Amortization will be recognized on a straight-line basis upon regulatory approval. The acquired Merus technology platform asset is being amortized over its estimated useful life of 13 years.
Peto is monitored for impairment throughout the year and tested for impairment on at least an annual basis during the fourth quarter of the year. An impairment test was performed following the acquisition of Merus and no impairment losses were recognized.
The increase in the gross carrying value of other intangible assets during 2024 was primarily due to intangibles assets from the acquisition of ProfoundBio, including Rina-S and the ADC technology platform.
The ADC technology platform is amortized on a straight-line basis over its estimated useful life of 15 years.
As of December 31, 2025, the asset has a remaining useful life of approximately 14 years.
Rina-S, a not-yet in use IPR&D asset acquired as a part of the 2024 ProfoundBio acquisition, has a carrying value of $1,532 million as of December 31, 2025. As a not-yet in use IPR&D asset, Rina-S is not currently being amortized. Amortization will be recognized on a straight-line basis upon regulatory approval.
Rina-S is monitored for impairment throughout the year and tested for impairment on at least an annual basis during the fourth quarter of the year. The annual impairment review indicated that the recoverable amount in the forecast period for Rina-S significantly exceeds the carrying amount. The recoverable amount is estimated based on value in use (VIU), with VIU being estimated at net present value using an income approach.
Refer to Note 5.5 for additional details on acquired intangibles assets from the Merus and ProfoundBio acquisitions.

	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets
2025
Cost at the beginning of the year	355	149	180	1,532	2,216
Additions for the year	—	115	369	6,927	7,411
Effect of exchange rate adjustment	—	4	1	15	20
Cost at the end of the year	355	268	550	8,474	9,647
Amortization and impairment losses at the beginning of the year	—	126	7	—	133
Amortization for the year	—	2	14	—	16
Impairment losses for the year	—	18	—	—	18
Effect of exchange rate adjustment	—	2	—	—	2
Amortization and impairment losses at the end of the year	—	148	21	—	169
Carrying amount at the end of the year	355	120	529	8,474	9,478

2024
Cost at the beginning of the year	—	134	—	—	134
Additions for the year	354	24	180	1,536	2,094
Effect of exchange rate adjustment	1	(9)	—	(4)	(12)
Cost at the end of the year	355	149	180	1,532	2,216
Amortization and impairment losses at the beginning of the year	—	119	—	—	119
Amortization for the year	—	3	8	—	11
Impairment losses for the year	—	11	—	—	11
Effect of exchange rate adjustment	—	(7)	(1)	—	(8)
Amortization and impairment losses at the end of the year	—	126	7	—	133
Carrying amount at the end of the year	355	23	173	1,532	2,083
The impairment losses recognized during 2025 relate to licenses and patents and were primarily attributable to other intangible assets associated with the acasunlimab program, which was terminated in the fourth quarter of 2025. The impairment losses during 2024 were related to licenses and patents, which were not material. The impairment losses for 2025 and 2024 were recognized in Research and development expenses in the Consolidated Statements of Comprehensive Income.
Amortization expense was $16 million $11 million, and $8 million for 2025, 2024 and 2023, respectively, which was recorded in Research and development expenses in the Consolidated Statements of
Comprehensive Income.
Goodwill
The carrying amount of goodwill was $355 million as of December 31, 2025, due to the acquisition of ProfoundBio (refer to Note 5.5), and was unchanged from December 31, 2024.. No impairment of goodwill was recognized in 2025 as the annual impairment test showed that the estimated recoverable amount exceeded the carrying amount of the cash-generating unit (CGU) to which all of Genmab’s goodwill was allocated.
Goodwill is monitored for impairment at the operating segment level, which is the lowest level CGU to which consolidated goodwill is allocated and monitored by Management. Genmab operates as a single
CGU, reflecting its single operating segment. The recoverable amount is estimated based on VIU, with VIU being estimated at net present value using an income approach. The applied discount rate is 8.6%. Cash flow projections are based on Management-approved forecasts. The forecast period comprises 10 years.
Management considers the use of a forecast period longer than five years to be appropriate given the long-
term nature of pharmaceutical development and commercialization cycles and the expected duration of economic benefits from the underlying assets. No terminal growth rate was applied, and the growth rate was not considered a material input in the VIU calculation.
The key estimations relate to volume of market share, pricing, development of new markets and the success rate for introducing new products and treatments. Assumptions are affected by external factors such as market and generic competition, and price regulation. VIU is determined using largely unobservable inputs.
Management has performed sensitivity analyses on the key assumptions used in the VIU calculation.
Reasonably possible changes in the key assumptions, individually or in combination, would not result in the carrying amount exceeding the recoverable amount, and accordingly no impairment would be required.

Accounting Policies
Research and Development Projects
Internal and subcontracted research costs are charged in full to research and development expenses in the
Consolidated Statements of Comprehensive Income in the period in which they are incurred. Development costs are also expensed until regulatory approval is obtained or is probable. Genmab has no internally generated intangible assets from development, as the criteria for recognition of an intangible asset are not met.
Genmab acquires licenses and rights primarily to gain access to targets and technologies identified by third parties. Payments to third parties under collaboration and license agreements are assessed to determine whether such payments should be expensed as incurred as research and development expenses or capitalized as an intangible asset. Licenses and rights that meet the criteria for capitalization as intangible assets are measured at cost less accumulated amortization and any impairment losses. Milestone payments related to capitalized licenses and rights are accounted for as an increase in the cost to acquire licenses and rights.
For acquired research and development projects, and intellectual property rights, including acquisition in a business combination, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalization criteria as intangible assets on acquisition. Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.
Goodwill
Goodwill represents the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed in a business combination accounted for by the acquisition method of accounting.
Goodwill is allocated to each of the group’s CGU (or groups of CGUs) expected to benefit from the synergies of the combination. Genmab consists of one single CGU which represents its single operating segment.
Recognition and Measurement
Intangible assets are initially measured at cost and are subsequently measured at cost less any accumulated amortization and any impairment loss. Goodwill is not amortized but is subject to impairment testing.
Amortization
Intangible assets with definite useful lives are amortized based on the straight-line method over their estimated useful lives. This corresponds to the legal duration or the economic useful life depending on which is shorter. The amortization of intellectual property rights, including IPR&D, commences after regulatory approval has been obtained or when assets are put in use.

Management’s Judgements and Estimates
Impairment Assessment of Goodwill and Other Intangible Assets
Genmab performs its annual test of goodwill and indefinite-lived intangible assets for impairment in its fiscal fourth quarter. Indefinite-lived intangible assets and the CGU including goodwill are monitored for indicators of impairment throughout the year. If indicators of impairment exist, then an impairment test is performed. The recoverable amount of certain intangible assets was determined using VIU. The VIU used in impairment tests is based on Management’s projections and anticipated net present value of estimated future cash flows from marketable products and products in development. Goodwill and intangible assets not yet available for use are tested for impairment at least annually or when indicators of impairment are identified. Goodwill is allocated to the single operating segment. The discount rate used is based on the
Group WACC, adjusted where appropriate, to reflect the risk of the specific asset tested. VIU is determined using largely unobservable inputs.
Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
Factors considered material that could trigger an impairment test include the following:
•Development of a competing drug
•Realized sales trending below predicted sales
•Inconsistent or unfavorable clinical readouts
•Changes in the legal framework covering patents, rights, and licenses
•Advances in medicine and/or technology that affect the medical treatments
•Adverse impact on reputation and/or brand names
An impairment loss is recognized in Consolidated Statements of Comprehensive Income as research and development expenses when the carrying amount of intangible assets exceeds the recoverable amount. Impairments on intangible assets, other than goodwill, are reviewed at each reporting date for possible reversal.
3.2 - Property and Equipment

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
2025
Cost at January 1	101	139	14	254
Additions for the year	8	9	29	46
Transfers between the classes	23	18	(41)	—
Disposals for the year	(6)	(5)	—	(11)
Exchange rate adjustment	6	14	1	21
Cost at December 31	132	175	3	310

Accumulated depreciation and impairment at January 1	(38)	(79)	—	(117)
Depreciation for the year	(13)	(25)	—	(38)
Exchange rate adjustment	(3)	(10)	—	(13)
Accumulated depreciation on disposals	6	5	—	11
Accumulated depreciation and impairment at December 31	(48)	(109)	—	(157)

Carrying amount at December 31	84	66	3	153

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
2024
Cost at January 1	101	135	6	242
Additions for the year	1	12	17	30
Acquisitions through business combinations	2	6	—	8
Transfers between the classes	1	6	(7)	—
Disposals for the year	(1)	(12)	(1)	(14)
Exchange rate adjustment	(3)	(8)	(1)	(12)
Cost at December 31	101	139	14	254

Accumulated depreciation and impairment at January 1	(29)	(71)	—	(100)
Depreciation for the year	(11)	(23)	—	(34)
Exchange rate adjustment	1	4	—	5
Accumulated depreciation on disposals	1	11	—	12
Accumulated depreciation and impairment at December 31	(38)	(79)	—	(117)

Carrying amount at December 31	63	60	14	137

	2025	2024	2023
Depreciation and impairment included in the income statement as follows:
Research and development expenses	31	29	20
Selling, general and administrative expenses	7	5	7
Total	38	34	27
Capital expenditures in 2025 were primarily related to the expansion of Genmab’s facilities in the United
States and Japan. Capital expenditures in 2024 were primarily related to the expansion of Genmab’s facilities in the United States and Japan.

Accounting Policies
Property and equipment is comprised of leasehold improvements, assets under construction, and equipment, furniture, and fixtures, which are measured at cost less accumulated depreciation and any impairment losses.
The cost is comprised of the acquisition price and direct costs related to the acquisition until the asset is ready for use. Costs include direct costs and costs to subcontractors.
Depreciation
Depreciation is calculated on a straight-line basis to allocate the cost of the assets, net of any residual value, over the estimated useful lives, which are as follows:

Equipment, furniture and fixtures	3-5 years
Leasehold improvements	15 years or the lease term, if shorter
Depreciation commences when the asset is available for use, including when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management. The useful lives and residual values are reviewed and adjusted if appropriate on a yearly basis. Assets under construction are not depreciated.
Impairment
If circumstances or changes in Genmab’s operations indicate that the carrying amount of property and equipment may not be recoverable, Management performs an impairment test of the asset.
The basis for the performance of an impairment test is the recoverable amount of the asset, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow expected to be generated from the asset.
If the carrying amount of an asset is greater than the recoverable amount, the asset is written down to the recoverable amount. An impairment loss is recognized in the Consolidated Statements of Comprehensive
Income when the impairment is identified.
3.3 - Leases
Genmab has entered into lease agreements with respect to office and laboratory space, vehicles, and
IT equipment. The expense, lease liability, and right-of-use assets balances related to vehicles and IT equipment are immaterial. The leases are non-cancelable over various periods through 2038.

	2025	2024	2023
Right-of-use assets
Balance at January 1	128	102	75
Additions to right-of-use assets[1]	12	48	36
Depreciation charge for the year	(17)	(15)	(13)
Exchange rate adjustment	4	(7)	4
Balance at December 31	127	128	102

Lease liabilities
Current	18	13	13
Non-current	134	131	101

Total at December 31	152	144	114
Cash outflow for lease payments	18	14	17

1.Additions to right-of-use assets in 2025 related to the Merus acquisition, modifications to existing leases, lease incentives, and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Variable lease payments, short-term lease expense, lease interest expense, and low-value assets.
Undiscounted future minimum payments under leases are as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Payment due
Within 1 year	25	18	16
1 – 3 years	47	40	30
3 – 5 years	44	39	27
More than 5 years	65	77	61
Total	181	174	134

Accounting Policies
All leases are recognized in the Consolidated Balance Sheets as a right-of-use (ROU) asset with a corresponding lease liability, except for short-term leases in which the term is 12 months or less and low-value leases.
ROU assets represent Genmab’s right to use an underlying asset for the lease term and lease liabilities represent Genmab’s obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis. In the
Consolidated Statements of Comprehensive Income, depreciation of the ROU asset is recognized over the lease term in operating expenses and interest expenses related to the lease liability are classified in financial items.
Genmab determines if an arrangement is a lease at inception. Genmab leases various properties and vehicles. Lease contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of terms and conditions.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities are measured at amortized cost, and include the net present value of fixed payments, less any lease incentives receivable. As Genmab’s leases generally do not provide an implicit interest rate, Genmab uses an incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms utilized by Genmab may include options to extend or terminate the lease when it is reasonably certain that Genmab will exercise that option. In determining the lease term, Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended.
ROU assets are measured at cost and include the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.
Payments associated with short-term leases and leases of low-value assets are recognized on a straight-
line basis as an expense in the Consolidated Statements of Comprehensive Income.
3.4 - Other Investments

	December 31,	December 31,	January 1,
	2025	2024	2024
Publicly traded equity securities	9	5	7
Fund investments	26	25	13
Privately held equity securities	2	2	—
Total	37	32	20
Other investments includes strategic investments in publicly traded common stock of companies, including common stock of companies with whom Genmab has entered into collaboration arrangements, investments in certain investment funds, as well as investments in shares of privately held companies.

Accounting Policies
Other investments are measured on initial recognition at fair value, and subsequently at fair value.
Changes in fair value are recognized in the Consolidated Statements of Comprehensive Income within financial income or expense.
Other investments primarily consist of investments in certain strategic investment funds. Genmab’s share of the fair value of these fund investments is determined based on the valuation of the underlying investments included in the fund. Investments in publicly traded equity securities included in these strategic investment funds are valued based at the most recent sale price or official closing price reported on the exchange or over-the-counter market on which they trade, while investments in non-publicly traded equity securities are based on other factors, including but not limited to, type of the security, the size of the holding, the initial cost of the security, the price and extent of public trading in similar securities of the comparable companies, an analysis of the Company's or issuer's financial statements and with respect to debt securities, the maturity and creditworthiness. As such, these fund investments have been characterized as Level 3 investments as fair values are based on significant unobservable inputs.
3.5 - Inventories

	December 31,	December 31,	January 1,
	2025	2024	2024
Raw materials	6	1	2
Work in progress	—	—	—
Finished goods	13	11	9
Total inventories (gross)	19	12	11
Allowances at year end	(1)	(3)	(3)
Total inventories (net)	18	9	8
In 2025 and 2024, allowances related to write downs of excess and obsolete inventories were immaterial and recognized as expense within cost of product sales in the Consolidated Statements of Comprehensive
Income.

Accounting Policies
Inventories are measured at the lower of cost and net realizable value with costs determined on a first-
in, first-out basis. Costs comprise direct and indirect costs relating to the manufacture of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Genmab assesses the recoverability of capitalized inventories during each reporting period and will write down excess or obsolete inventories to their net realizable value in the period in which the impairment is identified. Write downs of inventory are included within Cost of product sales in the
Consolidated Statements of Comprehensive Income.
Included in inventories are materials with the intended purpose of being made available for sale. If the materials are later used in the production of clinical products, the materials are charged to research and development expense when shipped to the clinical packaging site. Materials ordered exclusively to be used in Genmab’s research and development process (e.g., early research/clinical trials) are immediately expensed to research and development as incurred.
Inventory manufactured prior to regulatory approval of a product (prelaunch inventory) is written down to its net realizable value (that is the probable amount expected to be realized from its sale or use at the time of production). The amount of this write down is recognized in the Consolidated Statements of Comprehensive Income as research and development expenses. Once there is a high probability of regulatory approval being obtained for the product, inventory costs begin to be capitalized. Additionally, the write-down is reversed, up to no more than the original cost. The reversal of the write-down is recognized as a reduction to research and development expenses in the Consolidated Statements of Comprehensive
Income.
3.6 - Receivables

	December 31,	December 31,	January 1,
	2025	2024	2024
Receivables related to collaboration agreements	907	761	615
Prepayments	65	36	36
Trade receivables related to product sales	96	65	27
Interest receivables	4	19	22
Other receivables	62	49	43
Total	1,134	930	743
Non-current receivables	22	7	10
Current receivables	1,112	923	733
Total	1,134	930	743
During 2025 and 2024, there were immaterial and no losses, respectively, related to receivables and the credit risk on receivables is considered to be limited. The provision for expected credit losses was zero given that there have been no credit losses over the last three years and the limited credit risk due to high-
quality nature with high credit ratings (top tier life science companies and major distributors) of Genmab’s customers are not likely to result in future default risk.
The receivables are mainly comprised of royalties, trade receivables, milestones and amounts due under collaboration agreements and are non-interest bearing receivables which are due less than one year from the balance sheet date.
Refer to Note 4.2 for additional information about interest receivables and related credit risk.

Accounting Policies
Initially, trade receivables are designated as financial assets measured at transaction price and other receivables are measured at fair value. Subsequently receivables are measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit losses.
Accounts receivable arising from product sales consists of amounts due from customers, net of customer allowances for chargebacks, cash and other discounts and estimated credit losses. Genmab’s contracts with customers have initial payment terms that range from 30 to 180 days.
Management measures allowance for doubtful trade receivables based on the simplified approach to provide for expected credit losses, which requires the use of the lifetime expected loss provision for all trade receivables. The allowance is an estimate based on shared credit risk characteristics and the days past due.
Loss allowance is calculated using historical analysis of customer payments, past due customer invoice activity, Dun & Bradstreet credit risk management reports, and specific customer knowledge.
Prepayments include expenditures related to a future financial period. Prepayments are measured at cost.
3.7 - Contract Liabilities

	December 31,	December 31,	January 1,
	2025	2024	2024
Contract liabilities at January 1	70	76	74
Consideration received	14	—	—
Additions from asset acquisition	51	—	—
Revenue recognized during the year	(16)	(1)	—
Exchange rate adjustment	—	(5)	2
Total	119	70	76
Non-current contract liabilities	95	67	71
Current contract liabilities	24	3	5
Total	119	70	76
Contract liabilities relate to the AbbVie collaboration agreement and contract liabilities assumed as part of the acquisition of Merus.
Under the AbbVie collaboration agreement, Genmab received a non-refundable upfront payment of
$750 million in July 2020, of which $673 million was recognized as license revenue during 2020. The revenue deferred at the initiation of the AbbVie agreement in June 2020 related to four product concepts to be identified and subject to a research agreement to be negotiated between Genmab and AbbVie. During the first quarter of 2022, Genmab and AbbVie entered into the aforementioned research agreement that governs the research and development activities in regard to the product concepts.
As part of the continued evaluation of contract liabilities related to the AbbVie collaboration agreement,
Genmab’s classification of contract liabilities reflects the current estimate of co-development activities as of
December 31, 2025. Contract liabilities related to AbbVie have been recognized as reimbursement revenue in the Consolidated Statements of Comprehensive Income. The amounts recognized in 2025 and 2024 were not material.
Contract liabilities assumed in the acquisition of Merus primarily relate to a collaboration, option and license agreement between Merus and Gilead Sciences, Inc. (Gilead), under which Merus granted Gilead access to certain intellectual property and committed to perform related research and collaboration activities. At inception of the arrangement, Merus identified a performance obligation consisting of research services and deferred the consideration allocated to this performance obligation. Following the acquisition, contract liabilities of $51 million were recognized, primarily relating to the Gilead collaboration agreement, which accounted for $49 million of the additions. The contract liabilities assumed from the acquisition of
Merus are recognized as reimbursement revenue in the Consolidated Statements of Comprehensive
Income over time as the related performance obligations are satisfied.
Refer to Note 5.6 for additional information related to the AbbVie and Gilead collaborations.
3.8 - Other Payables

	December 31,	December 31,	January 1,
	2025	2024	2024
Liabilities related to collaboration agreements	79	39	22
Staff cost liabilities	171	102	94
Accounts payable	145	90	49
Other liabilities	679	263	182
Total	1,074	494	347
Non-current other payables	5	5	5
Current other payables	1,069	489	342
Total	1,074	494	347

Accounting Policies
Other payables, excluding provisions, are initially measured at fair value and subsequently measured in the balance sheet at amortized cost.
The current other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the next financial year. The $580 million increase in current other payables is primarily related to the expansion of our product pipeline as well as accrued termination costs associated with the discontinuance of the acasunlimab program during the fourth quarter of 2025.
Non-current payables are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the liability due to passage of time is recognized as interest expense.
Accounts Payable
Accounts payable are measured in the Consolidated Balance Sheets at amortized cost.
Other Liabilities
Other liabilities primarily include accrued expenses related to our research and development project costs and are measured in the Consolidated Balance Sheets at amortized cost.
Refer to Note 2.3 for accounting policies related to staff costs.